Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Liabilities
Schedule of other current liabilities

	Thousands of Euros
	31/12/2022	31/12/2021
Salaries payable	199,584	175,710
Other payables	4,069	23
Deferred income	27,642	32,970
Advances received	10,192	10,569
Other current liabilities	241,487	219,272